Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	As of December 31, 2021	As of December 31, 2022
	US$	US$
Electronic equipment	3,351	2,288
Furniture, fixtures and other equipment	1,034	1,332
Plants	89	83
Property and equipment, cost	4,474	3,703
Less: accumulated depreciation	(129)	(982)
Impairment	—	(849)
	4,345	1,872